SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards		$ 285	$ 156	$ 413
Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility		57.50%
Dividend yield		10.00%
Risk-free interest rate		1.64%
Weighted-average grant date fair value (in dollars per share)		$ 0.59
Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility		52.50%
Dividend yield		10.00%
Risk-free interest rate		1.65%
Weighted-average grant date fair value (in dollars per share)		$ 0.58
2011 Equity Incentive Plan [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)		537,665
Granted (in shares)			92,165
Granted during the year (in dollars per share)			$ 14.38
Unrecognized cost related to unvested shares			$ 0
Common shares vested (in shares)	87,665
Common shares unvested (in shares)		4,500
Treasury shares (in shares)		42,000	42,000
Forfeiture shares (in shares)		0
Total compensation cost for the period		$ 100	$ 100	$ 400
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)		1,000,000
Amended 2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Forfeiture shares (in shares)		0
Shares available for future issuance (in shares)			1,000,000
Stock option grants (in shares)		0
Stock option exercise price (in dollars per share)			$ 4.70
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards		$ 300	$ 100
Unrecognized cost related to non-vested stock options		$ 200
Average vesting period		1 year 1 month 6 days
Stock option, exercised (in shares)		0
Amended 2011 Equity Incentive Plan [Member] | Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)			755,000
Vesting period			2 years
Amended 2011 Equity Incentive Plan [Member] | Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)			234,000
Vesting period			3 years